Capital Stock - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Stock Options [Member] | November 1, 2021 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	22,813	22,813
Balance as of Weighted Average Exercise Price	$ 65.6	$ 65.6
Balance as of Weighted Average Remaining Contractual Life (Years)	5 years 6 months 29 days	6 years 29 days
Stock Options [Member] | December 30, 2022 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	5,625	5,625
Balance as of Weighted Average Exercise Price	$ 35.36	$ 35.36
Balance as of Weighted Average Remaining Contractual Life (Years)	6 years 9 months	7 years 3 months
Stock Options [Member] | October 19, 2023 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	63,828	63,359
Balance as of Weighted Average Exercise Price	$ 18.56	$ 18.56
Balance as of Weighted Average Remaining Contractual Life (Years)	7 years 6 months 29 days	8 years 29 days
Stock Options [Member] | August 6, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	60,000	56,250
Balance as of Weighted Average Exercise Price	$ 8.59	$ 8.59
Balance as of Weighted Average Remaining Contractual Life (Years)	9 years 3 months 29 days	9 years 9 months 29 days
Stock Options [Member] | October 14, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	149,219
Balance as of Weighted Average Exercise Price	$ 7.17
Balance as of Weighted Average Remaining Contractual Life (Years)	9 years 6 months 14 days
Warrant [Member] | March 29, 2021 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable		97,668
Balance as of Weighted Average Exercise Price		$ 120
Balance as of Weighted Average Remaining Contractual Life (Years)		5 months 26 days
Warrant [Member] | January 8, 2024 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	25,000	25,000
Balance as of Weighted Average Exercise Price	$ 32	$ 32
Balance as of Weighted Average Remaining Contractual Life (Years)	2 years 9 months 7 days	3 years 3 months 7 days
Warrant [Member] | May 27, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	843,750	843,750
Balance as of Weighted Average Exercise Price	$ 7.68	$ 7.68
Balance as of Weighted Average Remaining Contractual Life (Years)	1 month 24 days	7 months 24 days
Warrant [Member] | August 26, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Balance as of Exercisable	15,839	15,839
Balance as of Weighted Average Exercise Price	$ 11.68	$ 11.68
Balance as of Weighted Average Remaining Contractual Life (Years)	4 years 4 months 24 days	4 years 10 months 24 days